CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained Earnings (accumulated deficit) [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2016	$ 6,679	$ 93,441	$ (1,923)	$ 412	$ (16,600)	$ (91)	$ 81,918
Balance, shares at Dec. 31, 2016	22,894,348
Issuance of shares upon exercise of warrants	$ 16	238					254
Issuance of shares upon exercise of warrants, shares	60,000
Issuance of shares upon exercise of employee stock options	$ 21	306					327
Issuance of shares upon exercise of employee stock options, shares	78,100
Stock-based compensation		144					144
Foreign currency translation adjustments - the Company				5,447			5,447
Purchase of non-controlling interests		(154)				77	(77)
Comprehensive income (loss):
Net income (loss)					(6,914)	14	(6,900)
Realized foreign currency translation adjustments			64				64
Foreign currency translation adjustments			1,772				1,772
Balance at Dec. 31, 2017	$ 6,716	93,975	(87)	5,859	(23,514)		82,949
Balance, shares at Dec. 31, 2017	23,032,448
Cumulative effect adjustment resulting from adoption of new accounting standard					114		114
Issuance of shares upon exercise of employee stock options	$ 5	72					77
Issuance of shares upon exercise of employee stock options, shares	17,191
Stock-based compensation		158					158
Foreign currency translation adjustments - the Company				(3,064)			(3,064)
Comprehensive income (loss):
Net income (loss)					2,949		2,949
Realized foreign currency translation adjustments
Adjustment to the redemption value of redeemable non-controlling interests					(227)		(227)
Foreign currency translation adjustments			(1,740)				(1,740)
Balance at Dec. 31, 2018	$ 6,721	94,205	(1,827)	2,795	(20,678)		$ 81,216
Balance, shares at Dec. 31, 2018	23,049,639						23,049,639
Issuance of shares upon exercise of employee stock options	$ 29	474					$ 503
Issuance of shares upon exercise of employee stock options, shares	104,346
Stock-based compensation		392					392
Repurchase of warrants previously issued by the Company		(375)					(375)
Foreign currency translation adjustments - the Company				3,129			3,129
Issue of shares to non-controlling interests					50		50
Comprehensive income (loss):
Net income (loss)					2,293	(26)	2,267
Realized foreign currency translation adjustments
Adjustment to the redemption value of redeemable non-controlling interests					(576)		(576)
Foreign currency translation adjustments			1,200				1,200
Balance at Dec. 31, 2019	$ 6,750	$ 94,696	$ (627)	$ 5,924	$ (18,961)	$ 24	$ 87,806
Balance, shares at Dec. 31, 2019	23,153,985						23,153,985